EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended January 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	44.12%
From	01-Jan-16	15-Jan-16	16-Feb-16	Floating Allocation Percentage at Month-End	49.94%
To	31-Jan-16	16-Feb-16
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	7/1/2017	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$1,526,843.23
Series Nominal Liquidation Amount	1,112,666,843.23

Required Participation Amount	$1,112,666,843.23		Accumulation Account
Excess Receivables	$935,761,400.76		Beginning	-
			Payout	-
Total Collateral	2,048,428,243.99		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	227.60%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	32
	Total Pool		A1 LIBOR	0.425500%
Beginning Gross Principal Pool Balance	$5,631,525,915.18		A1 Applicable Margin	0.400000%
Total Principal Collections	$(1,847,364,399.36)			0.825500%
Investment in New Receivables	$1,447,899,145.74				1.06%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(50,648,893.04)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(534,457,749.01)			Actual	Per $1000
Less Servicing Adjustment	$(4,619,949.79)		Interest A1	403,577.78	0.40
Ending Balance	$4,642,334,069.72		Principal A1	-	$0.00

SAP for Next Period	44.12%				0.40

Average Receivable Balance	$4,846,788,539.77			Actual	Per $1000
Monthly Payment Rate	38.12%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	823,577.78	1.029472%
	Total Pool		Servicing Fee	$927,561.47
Total Interest Collections	$11,818,402.32		Excess Cash Flow	853,121.42
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$11,818,402.32
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-